Description of Business, Organization, and Basis of Presentation (Details) - Schedule of assets and liabilities of the consolidated VIEs - Variable Interest Entities, Primary Beneficiary [Member] - CNY (¥)
	Dec. 31, 2022	Dec. 31, 2021
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of assets and liabilities of the consolidated VIEs [Line Items]
Cash, cash equivalents and restricted cash	¥ 1,265,876,948	¥ 1,516,044,449
Loans principal, interest and financing service fees receivables	9,303,729,390	9,089,263,433
Investment securities	205,711,749	709,255,924
Deferred tax assets		6,903
Other assets	873,978,254	1,071,073,393
Total assets	11,649,296,341	12,385,644,102
Interest-bearing borrowings	7,727,559,338	8,041,816,663
Income taxes payable	902,734	733,159
Deferred tax liabilities	15,863
Other liabilities	144,368,848	125,382,650
Total liabilities	¥ 7,872,846,783	¥ 8,167,932,472